Loans (Details 6) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Total Loans	$ 1,032,608	$ 884,869
Construction and Land Development
Total Loans	114,446	95,760
Single-Family Residential - Banco de la Gente Non-Tradtional
Total Loans	20,019	23,147
Farm Loans (Not Secured by Real Estate)
Total Loans	938	796
All Other Loans (Not Secured by Real Estate)
Total Loans	14,490	5,240
Single-Family Residential
Total Loans	322,262	266,111
Commercial
Total Loans	406,750	337,841
Commercial Loans (Not Secured by Real Estate)
Total Loans	81,307	91,172
Consumer Loans (Not Secured by Real Estate)
Total Loans	6,834	6,436
Multifamily and Farmland
Total Loans	65,562	58,366
Good Quality | Construction and Land Development
Total Loans	94,113	80,325
Watch
Total Loans	7,055	10,902
Watch | Construction and Land Development
Total Loans	54	76
Watch | Single-Family Residential - Banco de la Gente Non-Tradtional
Total Loans	1,136	1,703
Watch | Farm Loans (Not Secured by Real Estate)
Total Loans	0	0
Watch | All Other Loans (Not Secured by Real Estate)
Total Loans	145	0
Watch | Single-Family Residential
Total Loans	922	2,464
Watch | Commercial Loans (Not Secured by Real Estate)
Total Loans	711	1,177
Watch | Consumer Loans (Not Secured by Real Estate)
Total Loans	1	1
Watch | Multifamily and Farmland
Total Loans	123	543
Watch | Commercial
Total Loans	3,963	4,938
Management Attention
Total Loans	56,737	68,169
Management Attention | Commercial loans (not secured by real estate)
Total Loans	1,507	5,214
Management Attention | Consumer loans (not secured by real estate)
Total Loans	244	284
Management Attention | Construction and Land Development
Total Loans	5,257	3,534
Management Attention | Single-Family Residential - Banco de la Gente Non-Tradtional
Total Loans	8,968	10,478
Management Attention | Multifamily and Farmland
Total Loans	2,061	2,754
Management Attention | Commercial
Total Loans	27,957	30,937
Management Attention | Single-Family Residential [Member]
Total Loans	10,615	14,964
Management Attention | All Other Loans (Not Secured by Real Estate) [Member]
Total Loans	128	0
Excellent Quality
Total Loans	4,674	6,875
Excellent Quality | Construction and Land Development [Member]
Total Loans	0	0
Excellent Quality | Single-Family Residential - Banco de la Gente Non-Tradtional
Total Loans	0	0
Excellent Quality | Farm Loans (Not Secured by Real Estate)
Total Loans	0	0
Excellent Quality | All Other Loans (Not Secured by Real Estate)
Total Loans	0	0
Excellent Quality | Commercial
Total Loans	0	0
Excellent Quality | Commercial Loans (Not Secured by Real Estate)
Total Loans	1,365	371
Excellent Quality | Consumer Loans (Not Secured by Real Estate)
Total Loans	527	581
Excellent Quality | Multifamily and Farmland
Total Loans	0	0
Excellent Quality | Single-Family Residential [Member]
Total Loans	2,782	5,923
High Quality
Total Loans	203,458	169,179
High Quality | Commercial loans (not secured by real estate)
Total Loans	13,302	16,177
High Quality | Consumer loans (not secured by real estate)
Total Loans	2,384	2,039
High Quality | Construction and Land Development
Total Loans	14,912	11,752
High Quality | Single-Family Residential - Banco de la Gente Non-Tradtional
Total Loans	0	0
High Quality | Farm Loans (Not Secured by Real Estate)
Total Loans	0	0
High Quality | All Other Loans (Not Secured by Real Estate)
Total Loans	1,366	1,309
High Quality | Single-Family Residential
Total Loans	138,124	109,337
High Quality | Commercial
Total Loans	33,353	28,546
High Quality | Multifamily and Farmland
Total Loans	17	19
Good Quality
Total Loans	753,954	623,040
Good Quality | Consumer loans (not secured by real estate)
Total Loans	3,663	3,510
Good Quality | Single-Family Residential - Banco de la Gente Non-Tradtional
Total Loans	7,442	8,712
Good Quality | Farm Loans (Not Secured by Real Estate)
Total Loans	938	792
Good Quality | All Other Loans (Not Secured by Real Estate)
Total Loans	12,851	3,931
Good Quality | Commercial
Total Loans	340,926	272,786
Good Quality | Commercial Loans (Not Secured by Real Estate)
Total Loans	64,422	68,183
Good Quality | Multifamily and Farmland
Total Loans	63,270	54,945
Good Quality | Single-Family Residential [Member]
Total Loans	166,329	129,856
Substandard
Total Loans	6,730	6,704
Substandard | Construction and Land Development
Total Loans	110	73
Substandard | Single-Family Residential - Banco de la Gente Non-Tradtional
Total Loans	2,473	2,254
Substandard | Farm Loans (Not Secured by Real Estate)
Total Loans	0	0
Substandard | All Other Loans (Not Secured by Real Estate)
Total Loans	0	0
Substandard | Single-Family Residential
Total Loans	3,490	3,567
Substandard | Commercial
Total Loans	551	634
Substandard | Commercial Loans (Not Secured by Real Estate)
Total Loans	0	50
Substandard | Consumer Loans (Not Secured by Real Estate)
Total Loans	15	21
Substandard | Multifamily and Farmland
Total Loans	91	105
Doubtful
Total Loans	0	0
Doubtful | Construction and Land Development
Total Loans	0	0
Doubtful | Single-Family Residential - Banco de la Gente Non-Tradtional
Total Loans	0	0
Doubtful | Farm Loans (Not Secured by Real Estate)
Total Loans	0	0
Doubtful | All Other Loans (Not Secured by Real Estate)
Total Loans	0	0
Doubtful | Single-Family Residential
Total Loans	0	0
Doubtful | Commercial
Total Loans	0	0
Doubtful | Commercial Loans (Not Secured by Real Estate)
Total Loans	0	0
Doubtful | Consumer Loans (Not Secured by Real Estate)
Total Loans	0	0
Doubtful | Multifamily and Farmland
Total Loans	0	0
Loss
Total Loans	0	0
Loss | Construction and Land Development
Total Loans	0	0
Loss | Single-Family Residential - Banco de la Gente Non-Tradtional
Total Loans	0	0
Loss | Farm Loans (Not Secured by Real Estate)
Total Loans	0	0
Loss | All Other Loans (Not Secured by Real Estate)
Total Loans	0	0
Loss | Single-Family Residential
Total Loans	0	0
Loss | Commercial
Total Loans	0	0
Loss | Commercial Loans (Not Secured by Real Estate)
Total Loans	0	0
Loss | Consumer Loans (Not Secured by Real Estate)
Total Loans	0	0
Loss | Multifamily and Farmland
Total Loans	0	0
Management Attention | Farm Loans (Not Secured by Real Estate)
Total Loans	$ 0	$ 4